Label	Element	Value
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Old Westbury Short-Term Bond Fund
Expense Heading [Optional Text]	oef_ExpenseHeading	Old Westbury Short-Term Bond Fund
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2028
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026